Shareholder Report, Holdings (Details)	Feb. 28, 2026
ATAC Credit Rotation ETF | iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
ATAC Credit Rotation ETF | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
ATAC Credit Rotation ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
ATAC Credit Rotation ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
ATAC Rotation Fund - Investor Class | Vanguard Extended Duration Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
ATAC Rotation Fund - Investor Class | State Street SPDR Portfolio Long Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
ATAC Rotation Fund - Investor Class | Vanguard Long-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
ATAC Rotation Fund - Investor Class | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
ATAC Rotation Fund - Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
ATAC Rotation Fund - Investor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
ATAC Rotation Fund - Institutional Class | Vanguard Extended Duration Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
ATAC Rotation Fund - Institutional Class | State Street SPDR Portfolio Long Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
ATAC Rotation Fund - Institutional Class | Vanguard Long-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
ATAC Rotation Fund - Institutional Class | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
ATAC Rotation Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
ATAC Rotation Fund - Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%